Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Borrowings
Dividends from joint ventures and associates		$ 114	$ 79
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Issue of debt	[1]		983
Core structural borrowings of shareholder-financed businesses
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of period		6,383
Foreign exchange movement		14
Reclassification of US operations as held for distribution		(250)
Other movements		7
Balance at end of period		6,404
Core structural borrowings of shareholder-financed businesses | Continuing and discontinued operations
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of period		$ 6,633	5,594
Issue of debt			983
Foreign exchange movement			(85)
Other movements			7
Balance at end of period			$ 6,499

[1]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.